UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2907

Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors High Income Fund
June 30, 2006
COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Capital Equipment - 0.41%
Dresser-Rand Group Inc.*	54,000	$1,267,920
Goodman Global, Inc.*	155,700	2,363,526
		3,631,446
Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	2,500	50,000

Health Care -- Drugs - 0.35%
Elan Corporation, plc, ADR*	185,500	3,097,850

Hospital Supply and Management - 0.22%
Triad Hospitals, Inc.*	50,000	1,979,000

Hotels and Gaming - 0.36%
Pinnacle Entertainment, Inc.*	103,000	3,156,950

Multiple Industry - 0.20%
Mariner Energy, Inc.*	95,011	1,745,352

Petroleum -- International - 0.44%
Forest Oil Corporation*	117,400	3,892,984

Petroleum -- Services - 0.13%
Diamond Offshore Drilling, Inc.	13,900	1,166,627

Utilities -- Gas and Pipeline - 0.37%
Williams Companies, Inc. (The)	140,400	3,279,744

Utilities -- Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	3,950	4

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 2.48%		$21,999,957

(Cost: $18,883,431)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	168,014	168

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	17,500	8,750

TOTAL PREFERRED STOCKS - 0.00%		$8,918

(Cost: $4,931,247)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.40%
BE Aerospace, Inc.,
8.5%, 10-1-10	$2,750	2,901,250
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,809,375
L-3 Communications Corporation,
6.125%, 1-15-14	1,050	997,500
Orbital Sciences Corporation,
9.0%, 7-15-11	3,500	3,657,500
		12,365,625
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,450,000

Apparel - 0.55%
Perry Ellis International, Inc.,
8.875%, 9-15-13	5,000	4,900,000

Beverages - 0.20%
Constellation Brands, Inc.,
8.125%, 1-15-12	1,750	1,798,125

Broadcasting - 3.35%
CCH II and CCH II Capital,
10.25%, 9-15-10	6,380	6,395,950
EchoStar DBS Corporation:
5.75%, 10-1-08	2,750	2,688,125
8.24%, 10-1-08	2,325	2,354,062
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	2,992,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	9,125	9,490,000
NTL Cable PLC,
8.75%, 4-15-14	1,200	1,191,000
PanAmSat Corporation:
6.375%, 1-15-08	2,550	2,537,250
9.0%, 6-15-16 (A)	2,000	2,030,000
		29,678,887
Business Equipment and Services - 6.42%
Ahern Rentals, Inc.,
9.25%, 8-15-13	3,875	3,913,750
Allied Waste North America, Inc.:
8.5%, 12-1-08	4,500	4,657,500
9.25%, 9-1-12	6,666	7,065,960
Argo-Tech Corporation,
9.25%, 6-1-11	1,225	1,261,750
Avis Budget Car Rental, LLC and Avis Budget Finance, Inc.,
7.576%, 5-15-14 (A)	780	778,050
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,535,000
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	1,813	1,840,195
Education Management LLC and Education Management Finance Corp.,
8.75%, 6-1-14 (A)	4,350	4,306,500
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14 (A)	1,170	1,146,600
Iron Mountain Incorporated:
8.625%, 4-1-13	2,700	2,700,000
7.75%, 1-15-15	7,000	6,685,000
Lamar Advertising Company,
6.625%, 8-15-15	4,000	3,700,000
Lamar Media Corp.,
7.25%, 1-1-13	2,759	2,696,922
Mac-Gray Corporation,
7.625%, 8-15-15	800	808,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
8.57938%, 12-15-11	2,800	2,660,000
8.0%, 12-15-14	800	664,000
R.H. Donnelley Corporation,
6.875%, 1-15-13 (A)	1,000	920,000
Syniverse Technologies, Inc.,
7.75%, 8-15-13	4,650	4,522,125
UCAR Finance Inc.,
10.25%, 2-15-12	3,780	3,987,900
		56,849,252
Capital Equipment - 3.54%
Case New Holland Inc.:
9.25%, 8-1-11	5,600	5,894,000
7.125%, 3-1-14 (A)	1,560	1,489,800
Columbus McKinnon Corporation,
8.875%, 11-1-13	800	816,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14	1,102	1,052,410
IMCO Recycling Inc.,
10.375%, 10-15-10	1,650	1,782,000
JLG Industries, Inc.,
8.25%, 5-1-08	4,880	5,038,600
Mueller Group, Inc.,
10.0%, 5-1-12	5,825	6,261,875
Simmons Bedding Company,
7.875%, 1-15-14	4,412	4,125,220
Simmons Company,
0.0%, 12-15-14 (C)	7,370	4,901,050
		31,360,955
Chemicals -- Petroleum and Inorganic - 0.23%
Nalco Company,
7.75%, 11-15-11	2,000	1,995,000

Chemicals -- Specialty - 1.70%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	5,000	4,750,000
0.0%, 6-1-13 (C)	6,750	6,142,500
Ethyl Corporation,
8.875%, 5-1-10	1,650	1,670,625
VeraSun Energy Corporation,
9.875%, 12-15-12 (A)	2,350	2,479,250
		15,042,375
Coal - 1.66%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	8,970,000
James River Coal Company,
9.375%, 6-1-12	5,700	5,700,000
		14,670,000
Communications Equipment - 0.14%
AirGate PCS, Inc.,
8.82688%, 10-15-11	1,250	1,278,125

Computers -- Peripherals - 1.05%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	11,050	9,309,625

Construction Materials - 7.47%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	8,625	5,196,563
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	5,790,900
Brand Services, Inc.,
12.0%, 10-15-12	4,250	4,802,500
Builders FirstSource, Inc.,
9.42%, 2-15-12	8,290	8,497,250
Interface, Inc.:
10.375%, 2-1-10	6,180	6,759,375
9.5%, 2-1-14	3,750	3,871,875
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	10,000	10,562,500
MAAX Corporation,
9.75%, 6-15-12	3,750	3,060,937
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,868,125
Ply Gem Industries, Inc.,
9.0%, 2-15-12	9,125	8,303,750
Texas Industries, Inc.,
7.25%, 7-15-13	400	396,000
WII Components, Inc.,
10.0%, 2-15-12	2,000	1,980,000
		66,089,775
Containers - 3.86%
Alltrista Corporation,
9.75%, 5-1-12	9,700	9,894,000
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	800	784,000
9.875%, 10-15-14	1,600	1,584,000
Jefferson Smurfit Corporation,
8.25%, 10-1-12	2,000	1,875,000
MDP Acquisitions plc,
9.625%, 10-1-12	6,800	7,004,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,152,188
Stone Container Corporation,
9.75%, 2-1-11	1,409	1,447,747
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	1,600	1,416,000
		34,156,935
Cosmetics and Toiletries - 0.16%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,455,000

Defense - 0.59%
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,622,500
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,588,125
		5,210,625
Electrical Equipment - 0.31%
Rexnord Corporation,
10.125%, 12-15-12	2,500	2,768,350

Electronic Components - 0.09%
Amkor Technology, Inc.,
9.25%, 6-1-16	800	758,000

Finance Companies - 4.42%
Athena Neurosciences Finance, LLC,
7.25%, 2-21-08	5,000	4,962,500
Dollar Financial Group, Inc.,
9.75%, 11-15-11	6,250	6,718,750
Goodman Global Holdings, Inc.,
7.875%, 12-15-12	6,850	6,541,750
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	1,850	1,905,500
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	1,600	1,648,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	850	688,500
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	2,350	2,279,500
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16 (A)	3,950	3,984,563
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	4,345	4,334,138
Visant Holding Corp.,
8.75%, 12-1-13 (A)	6,250	6,031,250
		39,094,451
Food and Related - 1.90%
Pierre Merger Corp.,
9.875%, 7-15-12	6,500	6,613,750
Pilgrim's Pride Corporation:
9.625%, 9-15-11	1,000	1,040,000
9.25%, 11-15-13	850	847,875
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	8,500	8,351,250
		16,852,875
Forest and Paper Products - 1.91%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	2,235	2,229,412
Buckeye Technologies Inc.:
8.0%, 10-15-10	10,890	9,964,350
8.5%, 10-1-13	3,750	3,562,500
Georgia-Pacific Corporation,
9.5%, 12-1-11	1,100	1,149,500
		16,905,762
Health Care -- General - 0.82%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	7,250	7,286,250

Homebuilders, Mobile Homes - 1.25%
Meritage Corporation,
7.0%, 5-1-14	3,800	3,401,000
Technical Olympic USA, Inc.:
7.5%, 3-15-11	1,800	1,593,000
7.5%, 1-15-15	1,500	1,248,750
WCI Communities, Inc.,
9.125%, 5-1-12	5,123	4,802,813
		11,045,563
Hospital Supply and Management - 6.28%
Accellent Inc.,
10.5%, 12-1-13	2,325	2,377,312
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	4,570	4,981,300
7.75%, 7-15-15	8,300	8,123,625
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	7,110	5,225,850
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	4,400	4,548,500
Select Medical Holdings Corporation,
10.82%, 9-15-15 (A)	1,125	1,023,750
Tenet Healthcare Corporation,
9.875%, 7-1-14	5,980	5,980,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	5,750	5,591,875
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	4,875	5,118,750
US Oncology Holdings, Inc.,
10.32%, 3-15-15	8,465	8,634,300
US Oncology, Inc.:
9.0%, 8-15-12	1,750	1,820,000
10.75%, 8-15-14	2,000	2,170,000
		55,595,262
Hotels and Gaming - 5.74%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,397,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	7,350	7,809,375
Mandalay Resort Group,
9.375%, 2-15-10	6,500	6,841,250
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	5,908,125
MGM MIRAGE:
8.5%, 9-15-10	4,750	4,934,063
8.375%, 2-1-11	2,500	2,562,500
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	8,280	8,300,700
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	2,400	2,481,000
Station Casinos, Inc.,
6.875%, 3-1-16	5,250	4,895,625
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	900	909,000
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	3,800,000
		50,838,638
Household -- General Products - 0.38%
Sealy Mattress Company,
8.25%, 6-15-14	3,375	3,375,000

Leisure Time Industry - 0.39%
Royal Caribbean Cruises Ltd.:
8.0%, 5-15-10	1,250	1,306,871
8.75%, 2-2-11	2,000	2,150,090
		3,456,961
Metal Fabrication - 0.38%
Metals USA, Inc.,
11.125%, 12-1-15 (A)	3,100	3,394,500

Motion Pictures - 1.56%
AMC Entertainment Inc.,
8.0%, 3-1-14	5,300	4,856,125
Cinemark, Inc.,
0.0%, 3-15-14 (C)	11,500	8,912,500
		13,768,625
Motor Vehicles - 2.03%
AutoNation, Inc.,
7.04469%, 4-15-13 (A)	825	820,875
Group 1 Automotive, Inc.,
8.25%, 8-15-13	3,375	3,408,750
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	6,930,000
TRW Automotive Acquisition Corp.,
9.375%, 2-15-13	1,500	1,593,750
United Auto Group, Inc.,
9.625%, 3-15-12	5,000	5,225,000
		17,978,375
Multiple Industry - 0.86%
American Towers, Inc.,
7.25%, 12-1-11	4,750	4,856,875
K&F Acquisition, Inc.,
7.75%, 11-15-14	2,764	2,722,540
		7,579,415
Petroleum -- Domestic - 2.33%
Chaparral Energy, Inc.,
8.5%, 12-1-15 (A)	1,950	1,940,250
Chesapeake Energy Corporation,
7.625%, 7-15-13	2,500	2,515,625
Delta Petroleum Corporation,
7.0%, 4-1-15	800	744,000
Denbury Resources Inc.:
7.5%, 4-1-13	1,750	1,750,000
7.5%, 12-15-15	3,315	3,298,425
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,240,000
Frontier Oil Corporation,
6.625%, 10-1-11	3,550	3,399,125
KCS Energy, Inc.,
7.125%, 4-1-12	750	706,875
		20,594,300
Petroleum -- International - 3.01%
Coastal Corporation (The),
9.625%, 5-15-12 (A)	4,000	4,370,000
El Paso Corporation,
7.625%, 9-1-08 (A)	3,000	3,037,500
Forest Oil Corporation:
8.0%, 6-15-08	2,500	2,553,125
7.75%, 5-1-14	1,000	1,002,500
Newfield Exploration Company,
7.625%, 3-1-11	2,000	2,025,000
Pemex Project Funding Master Trust,
7.375%, 12-15-14	12,200	12,590,400
Swift Energy Company,
9.375%, 5-1-12	1,000	1,055,000
		26,633,525
Petroleum -- Services - 1.61%
Copano Energy, L.L.C.,
8.125%, 3-1-16 (A)	2,650	2,636,750
Grant Prideco, Inc.,
6.125%, 8-15-15	800	746,000
Hanover Compressor Company:
8.625%, 12-15-10	2,350	2,432,250
7.5%, 4-15-13	1,650	1,617,000
9.0%, 6-1-14	750	783,750
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,063,418
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	1,950	1,940,250
		14,219,418
Publishing - 1.09%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	3,200	3,184,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,700	1,691,500
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	4,600	4,772,500
		9,648,000
Railroad - 2.33%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	10,550	10,550,000
TFM, S.A. de C.V.:
9.375%, 5-1-12	5,625	5,990,625
12.5%, 6-15-12	3,700	4,079,250
		20,619,875
Real Estate Investment Trust - 1.96%
Host Marriott, L.P.:
9.25%, 10-1-07	4,250	4,382,812
7.125%, 11-1-13	13,000	12,951,250
		17,334,062
Restaurants - 0.81%
Carrols Corporation,
9.0%, 1-15-13	800	802,000
NPC International, Inc.,
9.5%, 5-1-14 (A)	6,600	6,385,500
		7,187,500
Retail -- Food Stores - 1.82%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,450	2,437,750
Domino's Inc.,
8.25%, 7-1-11	4,006	4,156,225
Stater Bros. Holdings Inc.:
8.82938%, 6-15-10	2,850	2,885,625
8.125%, 6-15-12	6,750	6,665,625
		16,145,225
Retail -- General Merchandise - 0.38%
Interline Brands, Inc.,
8.125%, 6-15-14	1,500	1,496,250
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	2,650	1,855,000
		3,351,250
Retail -- Specialty Stores - 2.09%
CSK Auto, Inc.,
7.0%, 1-15-14	4,750	4,750,000
General Nutrition Centers, Inc.,
8.5%, 12-1-10	3,500	3,386,250
Nebraska Book Company, Inc.,
8.625%, 3-15-12	6,235	5,798,550
United Rentals (North America), Inc.,
7.0%, 2-15-14	5,000	4,568,750
		18,503,550
Security and Commodity Brokers - 1.06%
Elan Finance public limited company and Elan Finance Corp.,
7.75%, 11-15-11	6,040	5,768,200
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	3,413	3,596,449
		9,364,649
Timesharing and Software - 0.36%
iPayment, Inc.,
9.75%, 5-15-14 (A)	3,200	3,184,000

Utilities -- Electric - 2.66%
Aquila, Inc.,
14.875%, 7-1-12	6,500	8,596,250
DPL Inc.,
8.25%, 3-1-07	1,570	1,589,572
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13 (A)	5,600	5,404,000
NRG Energy, Inc.:
7.25%, 2-1-14	3,800	3,705,000
7.375%, 2-1-16	1,995	1,945,125
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	2,345	2,285,830
		23,525,777
Utilities -- Gas and Pipeline - 1.77%
ANR Pipeline Company,
8.875%, 3-15-10	2,400	2,535,007
Northwest Pipeline Corporation,
8.125%, 3-1-10	5,300	5,512,000
Sonat Inc.,
7.625%, 7-15-11	1,800	1,818,000
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,749,375
7.625%, 7-15-19	3,000	3,045,000
		15,659,382
Utilities -- Telephone - 6.56%
Alamosa (Delaware), Inc.:
12.0%, 7-31-09 (C)	4,353	4,625,063
8.5%, 1-31-12	6,700	7,102,000
American Tower Corporation,
7.5%, 5-1-12	3,750	3,787,500
IWO Escrow Company,
8.81825%, 1-15-12	800	828,000
LCI International, Inc.,
7.25%, 6-15-07	6,210	6,194,475
Nextel Communications, Inc.:
5.95%, 3-15-14	2,550	2,449,642
7.375%, 8-1-15	7,500	7,634,085
Nextel Partners, Inc.,
8.125%, 7-1-11	5,100	5,335,875
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	2,750	2,750,000
Qwest Corporation,
8.875%, 3-15-12	5,000	5,275,000
Ubiquitel Operating Company,
9.875%, 3-1-11	4,300	4,676,250
US Unwired Inc.,
10.0%, 6-15-12	6,675	7,409,250
		58,067,140

TOTAL CORPORATE DEBT SECURITIES - 90.64%		$802,345,984

(Cost: $801,418,139)

SHORT-TERM SECURITIES

Capital Equipment - 0.56%
Deere (John) Capital Corporation,
5.3%, 7-19-06	5,000	4,986,750

Electrical Equipment - 0.58%
Emerson Electric Co.,
5.2%, 7-11-06	5,109	5,101,620

Food and Related - 2.13%
Kellogg Co.,
5.32%, 7-13-06	3,890	3,883,102
Sara Lee Corporation:
5.3%, 7-5-06	2,000	1,998,822
5.29%, 7-10-06	13,000	12,982,807
		18,864,731
Utilities -- Electric - 1.91%
Detroit Edison Co.,
5.37%, 7-5-06	11,937	11,929,878
PacifiCorp,
5.17%, 7-7-06	5,000	4,995,692
		16,925,570
Utilities -- Gas and Pipeline - 1.70%
Michigan Consolidated Gas Co.,
5.4%, 7-5-06	15,000	14,991,000

TOTAL SHORT-TERM SECURITIES - 6.88%		$60,869,671

(Cost: $60,869,671)

TOTAL INVESTMENT SECURITIES - 100.00%		$885,224,530

(Cost: $886,102,488)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $65,308,722 or 7.38% of total investments.

(B)Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.
(C)These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006